CASH, CASH EQUIVALENTS AND RESTRICTED CASH	6 Months Ended
Jun. 30, 2023
Cash and Cash Equivalents [Abstract]
CASH, CASH EQUIVALENTS AND RESTRICTED CASH

NOTE 3 – CASH, CASH EQUIVALENTS AND RESTRICTED CASH

The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the condensed consolidated balance sheets that sum to the total of the same such amounts shown in the Condensed Consolidated Statements of Cash Flows:

	June 30,	December 31,
	2023	2022
	(Unaudited)	(Audited)
Cash and cash equivalent	$4,428,838	$5,895,565
Restricted cash - current	-	-
Restricted cash - non-current	1,500,000	1,500,000
Total Cash and cash equivalent and Restricted cash	$5,928,838	$7,395,565

As of June 30, 2023 and December 31, 2022, $1,500,000 restricted cash was cash held in a time deposit account at Bank Mandiri’s Jakarta Cut Meutia Branch, used as collateral for the issuance of a bank guarantee related to the implementation of the Company’s contractual commitments for Citarum Block until July 2024.